Segment information (Details Narrative) - Customer [member]	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue percentage	89.00%	72.00%	83.00%	85.00%
Accounts receivable and other receivables percentage			31.00%	69.00%